Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Arcos Dorados Holdings Inc. Shareholders	Additional paid-in capital	Retained earnings	Retained earnings Cumulative Effect, Period of Adoption, Adjustment	Accumulated other comprehensive loss	Accumulated other comprehensive loss Cumulative Effect, Period of Adoption, Adjustment	Common Stock in treasury	Non-controlling interests	Class A shares of common stock	Class A shares of common stock Common Stock	Class B shares of common stock Common Stock
Balance at period start (in shares) at Dec. 31, 2018									(6,360,826)			131,593,073	80,000,000
Balance at period start at Dec. 31, 2018	$ 392,759	$ 0	$ 392,383	$ 14,850	$ 413,074	$ 780	$ (502,266)	$ (780)	$ (46,035)	$ 376		$ 379,845	$ 132,915
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (loss) for the year	80,116		79,896		79,896					220
Other comprehensive loss	(16,537)		(16,459)				(16,459)			(78)
Dividends to Arcos Dorados Holdings Inc.’s shareholders	(22,425)		(22,425)		(22,425)
Cash Dividends on restricted share units under the 2011 Equity Incentive Plan	(176)		(176)		(176)
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan (in shares)											470,558	470,558
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan	0			(3,359)								$ 3,359
Stock-based compensation related to the 2011 Equity Incentive Plan	1,884		1,884	1,884
Treasury stock purchases (in shares)									(1,632,776)
Treasury stock purchases	(13,965)		(13,965)						$ (13,965)
Dividends to non-controlling interests	(90)									(90)
Balance at period end (in shares) at Dec. 31, 2019									(7,993,602)			132,063,631	80,000,000
Balance at period end at Dec. 31, 2019	421,566		421,138	13,375	471,149		(519,505)		$ (60,000)	428		$ 383,204	$ 132,915
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (loss) for the year	(149,386)		(149,451)		(149,451)					65
Other comprehensive loss	(65,378)		(65,355)				(65,355)			(23)
Dividends to Arcos Dorados Holdings Inc.’s shareholders	(10,220)		(10,220)		(10,220)
Cash Dividends on restricted share units under the 2011 Equity Incentive Plan	(130)		(130)		(130)
Stock Dividends to Arcos Dorados Holdings Inc.’s shareholders	0				(20,453)				$ 20,453
Stock Dividends to Arcos Dorados Holdings Inc.’s shareholders (in shares)									2,723,614
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan (in shares)											472,130	472,130
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan	0			(3,399)								$ 3,399
Stock-based compensation related to the 2011 Equity Incentive Plan	1,564		1,564	1,564
Balance at period end (in shares) at Dec. 31, 2020									(5,269,988)			132,535,761	80,000,000
Balance at period end at Dec. 31, 2020	198,016		197,546	11,540	290,895		(584,860)		$ (39,547)	470		$ 386,603	$ 132,915
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (loss) for the year	45,853		45,486		45,486					367
Other comprehensive loss	(23,013)		(22,908)				(22,908)			(105)
Dividends to Arcos Dorados Holdings Inc.’s shareholders	(21)		(21)		(21)
Stock Dividends to Arcos Dorados Holdings Inc.’s shareholders	0				(20,180)				$ 20,180
Stock Dividends to Arcos Dorados Holdings Inc.’s shareholders (in shares)									2,960,926
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan (in shares)											251,623	251,623
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan	0			(1,766)								$ 1,766
Stock-based compensation related to the 2011 Equity Incentive Plan	327		327	327
Balance at period end (in shares) at Dec. 31, 2021									(2,309,062)			132,787,384	80,000,000
Balance at period end at Dec. 31, 2021	$ 221,162		$ 220,430	$ 10,101	$ 316,180		$ (607,768)		$ (19,367)	$ 732		$ 388,369	$ 132,915